UNAUDITED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Total	Total before Non- controlling Interest	Share Capital	Treasury Shares	Additional Paid-in Capital	Contributed Surplus [1]	Accumulated Other Comprehensive Loss [2]	Accumulated Retained Losses	Non-controlling Interest
Beginning balance at Dec. 31, 2018	$ 1,825,791	$ 1,745,125	$ 101,303	$ (20,483)	$ 1,857,196	$ 200,000	$ (28,512)	$ (364,379)	$ 80,666
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss) income	(166,826)	(236,724)						(236,724)	69,898
Dividends	(44,517)	(28,810)						(28,810)	(15,707)
Employee stock compensation	7,601	7,601			7,601
Forfeiture of employee stock compensation	(473)	(473)			(473)
Proceeds from subscription of equity interest in Gimi MS Corporation	77,086	9,989			9,989				67,097
Other comprehensive income (loss)	(6,624)	(6,624)					(6,624)
Ending balance at Sep. 30, 2019	1,692,038	1,490,084	101,303	(20,483)	1,874,313	200,000	(35,136)	(629,913)	201,954
Beginning balance at Dec. 31, 2019	1,750,826	1,498,261	101,303	(39,098)	1,876,067	200,000	(34,866)	(605,145)	252,565
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss) income	(206,572)	(281,683)						(281,683)	75,111
Dividends	(16,288)	0							(16,288)
Employee stock compensation	4,427	4,427	73		4,354
Forfeiture of employee stock compensation	(176)	(176)			(176)
Repurchase and cancellation of treasury shares	(16,650)	(16,650)	(3,500)	39,098				(52,248)
Proceeds from subscription of equity interest in Gimi MS Corporation	7,098	0							7,098
Other comprehensive income (loss)	(22,133)	(22,133)					(22,133)
Ending balance at Sep. 30, 2020	$ 1,500,532	$ 1,182,046	$ 97,876	$ 0	$ 1,880,245	$ 200,000	$ (56,999)	$ (939,076)	$ 318,486

[1]	Contributed Surplus is 'capital' that can be returned to shareholders without the need to reduce share capital, thereby giving us greater flexibility when it comes to declaring dividends.
[2]	As at September 30, 2020, and 2019, our accumulated other comprehensive loss consisted of a gain of $0.2 million and loss of $0.2 million of pension and post retirement benefit plan adjustments and $22.3 million loss and $6.5 million loss of our share of affiliates comprehensive loss, respectively.